Consolidated Statements of Comprehensive Loss (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenues	¥ 456,152	$ 62,493	¥ 117,426	¥ 44,317
Product [Member]
Revenues	440,641	60,368	100,960	40,775
Product [Member] | Related Party [Member]
Revenues	133	18	11,859	0
Services [Member] | Related Party [Member]
Revenues	¥ 1,225	$ 168	¥ 0	¥ 0